EARNINGS PER SHARE (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net earnings (loss) attributable to the company		CAD (49.4)	CAD (72.3)	CAD (127.6)
Weighted average shares used in computation of basic earnings per share (in millions)		14.5	14.5	14.5
Weighted average shares used in computation of diluted earnings per share (in millions)		14.5	14.5	14.5
Basic and diluted earnings (loss) per share from continuing operations (in dollars per share)	CAD (1.55)	CAD (3.41)	CAD (4.99)	CAD (9.01)
Basic and diluted earnings (loss) per share from discontinued operations (in dollars per share)	CAD (0.89)	0	0	0.21
Basic and diluted earnings (loss) per share attributable to the company's common shareholders (in dollars per share)		CAD (3.41)	CAD (4.99)	CAD (8.8)